Other Borrowings - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
FRB	$ 0	$ 61,000
Unused borrowing capacity with FHLB	1,010,000
Interest expense, federal home loan bank and federal reserve bank advances, long-term	$ 2,400	200	$ 200
FHLB stock as a percentage of outstanding advances	4.50%
Available for sale and loans, pledged to secure other borrowings	$ 2,460,000
Federal reserve bank advances
Federal Home Loan Banks [Abstract]
FRB	0	61,000
Average borrowings	4,500	26,400	0
Unused borrowing capacity	515,400
Interest expense	$ 200	$ 800	$ 0
Minimum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	125.00%
FHLB stock as a percentage of unpaid principal balance	0.10%
Maximum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%